FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	$ 5,280	$ 5,188	$ 3,314
Accounts receivable	623	558
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	5,280	5,188
Accounts receivable	623	558
Derivative assets	53	40
Trade and other payables	1,448	1,458
Debt	5,176	5,181
Other liabilities	473	382
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	5,280	5,188
Accounts receivable	623	558
Derivative assets	0	0
Trade and other payables	1,448	1,458
Debt	15	20
Other liabilities	30	31
Liquidity risk | 1 to 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	53	40
Trade and other payables	0	0
Debt	17	16
Other liabilities	196	72
Liquidity risk | 3 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	67	20
Other liabilities	92	36
Liquidity risk | Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	5,077	5,125
Other liabilities	$ 155	$ 243